      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 29, 2002
                                                     REGISTRATION NOS.: 33-41187
                                                                        811-6330
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 12                      [X]
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                [X]
                                AMENDMENT NO. 13                             [X]

                                ----------------

                  MORGAN STANLEY SHORT-TERM U.S. TREASURY TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
    FORMERLY NAMED MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

                            C/O MORGAN STANLEY TRUST
                     HARBORSIDE FINANCIAL CENTER, PLAZA TWO
                          JERSEY CITY, NEW JERSEY 07311
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397
                                BARRY FINK, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                            MAYER, BROWN, ROWE & MAW
                                  1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                                ----------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  As soon as practicable after this Post-Effective Amendment becomes effective.

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


                   immediately upon filing pursuant to paragraph (b)
             -----
                   on          pursuant to paragraph (b)
             -----
                   60 days after filing pursuant to paragraph (a)
             -----
               X   on July 30, 2002 pursuant to paragraph (a) of rule 485.
             -----

                                ----------------

                            AMENDING THE PROSPECTUS

================================================================================

                                                           [MORGAN STANLEY LOGO]


[GRAPHIC OMITTED]


Morgan Stanley Short-Term U.S. Treasury Trust

A mutual fund that seeks current income, preservation of principal and liquidity



                                                  Prospectus    July 30, 2002


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents



The Fund                    INVESTMENT OBJECTIVE ............................................   1

                            PRINCIPAL INVESTMENT STRATEGIES .................................   1

                            PRINCIPAL RISKS .................................................   1

                            PAST PERFORMANCE ................................................   3

                            FEES AND EXPENSES ...............................................   4

                            ADDITIONAL INVESTMENT STRATEGY INFORMATION ......................   4

                            FUND MANAGEMENT .................................................   5

Shareholder Information     PRICING FUND SHARES .............................................   6

                            HOW TO BUY SHARES ...............................................   6

                            HOW TO EXCHANGE SHARES ..........................................   7

                            HOW TO SELL SHARES ..............................................   9

                            DISTRIBUTIONS ...................................................  11

                            TAX CONSEQUENCES ................................................  12

Financial Highlights         ................................................................  14

Morgan Stanley Funds         .................................................. INSIDE BACK COVER

                            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                            PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The Fund


[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------
Morgan Stanley Short-Term U.S. Treasury Trust seeks current income, preservation of principal and liquidity.


[GRAPHIC OMITTED]


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
The Fund will invest all of its net assets in U.S. Treasury securities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain an overall duration of the Fund's portfolio of 3 years or less.


(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)


U.S. Treasury securities are direct obligations of the U.S. Government and can take the form of bonds, notes or bills. The U.S. Government borrows money from the investor who buys the security. U.S. Treasury securities generally pay interest at regular intervals until they mature, at which point investors get their principal back. U.S. Treasury securities are backed by the "full faith and credit" of the U.S. Government.


Zero Coupon Treasury Securities. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.


[GRAPHIC OMITTED]


PRINCIPAL RISKS
---------------
There is no assurance that the Fund will achieve its investment objective. The Fund's share price and yield will fluctuate with changes in the market value and/or yield of the Fund's portfolio securities. The Fund's yield also will vary based on the yield of the Fund's portfolio securities. Neither the value nor the yield of the U.S. government securities that the Fund invests in (or the value or yield of the Fund's shares) is guaranteed by the U.S. Government. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

U.S. Treasury Securities. A principal risk of investing in the Fund is associated with its U.S. Treasury securities, which are fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. The credit risk associated with U.S. Treasury securities is minimal.


Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

The interest earned on zero coupon Treasury securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest.

Maturity and Duration. Traditionally, a debt security's term-to-maturity has been used as an indicator for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed income security that was developed as a more precise measure of interest rate sensitivity than term-to-maturity. A portfolio with a lower average duration generally should experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Investment Manager in the selection of fixed income securities. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however; their interest rate exposure corresponds to the frequency of the coupon reset.

In these and other similar situations, the Investment Manager will use analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.


The performance of the Fund also will depend on whether or not the Investment Manager is successful in applying the Fund's investment strategies.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]


PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.



(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.
(end sidebar)


ANNUAL TOTAL RETURNS -- CALENDAR YEARS


1992 ........................... 5.38%
 '93 ........................... 4.96%
 '94 ...........................-1.23%
 '95 ........................... 9.82%
 '96 ........................... 3.89%
 '97 ........................... 6.07%
 '98 ........................... 6.90%
 '99 ........................... 1.36%
2000 ........................... 7.66%
 '01 ...........................


Year-to-date total return as of June 30, 2002 was    %.




During the periods shown in the bar chart, the highest return for a calendar
quarter was   % (quarter ended         ) and the lowest return for a calendar
quarter was   % (quarter ended         ).




(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund's average annual total returns with those of a broad measure of market performance over time. The Fund's returns assume you sold your shares at the end of each period (unless otherwise noted).
(end sidebar)




AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
--------------------------------------------------------------------------------
                                                                        PAST
                                     PAST 1 YEAR     PAST 5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Trust
-- Returns Before Taxes                     %                %              %
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Trust
-- Returns After Taxes on
Distributions(2)
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Trust
-- Returns After Taxes on
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
Lehman Brothers Government
Index (1-3 Year)(1)                         %                %              %(3)
--------------------------------------------------------------------------------


(1) The Lehman Brothers Government Index (1-3 Year) is a sub-index of the Lehman Brothers Government Index and is comprised of U.S. agency and Treasury securities with maturities of one to three years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.


(2) These returns do not reflect any tax consequences from a sale of your shares at the end of each period but they do reflect any applicable sales charges on such a sale.

(3)  For the period August 31, 1991 to December 31, 2001.

The above table shows the after tax returns for the Fund. After tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.1%) and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown.



[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose an initial or deferred sales charge and does not charge account or exchange fees.


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended May 31, 2002.
(end sidebar)




ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------
Management fee                                0.35%
-----------------------------------------------------
Distribution and service (12b-1) fees             %
-----------------------------------------------------
Other expenses                                    %
-----------------------------------------------------
Total annual Fund operating expenses              %
-----------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


             EXPENSES OVER TIME
--------------------------------------------
 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------
  $          $           $            $
--------------------------------------------



[GRAPHIC OMITTED]

ADDITIONAL INVESTMENT STRATEGY INFORMATION
------------------------------------------
This section provides additional information relating to the Fund's principal investment strategies.

Portfolio Turnover. The Fund may engage in active and frequent trading of its portfolio securities. The Financial Highlights Table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over

100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders. See the sections on "Distributions" and "Tax Consequences."

The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations will generally not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


[GRAPHIC OMITTED]


FUND MANAGEMENT
---------------
The Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New York, NY 10020.



(sidebar)
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its
wholly-owned subsidiary, had approximately $     billion in assets under
management as of June 30, 2002.
(end sidebar)




The Fund is managed by the Taxable Fixed-Income team. Current members of the team include W. David Armstrong, a Managing Director of the Investment Manager, and Paul F. O'Brien, an Executive Director of the Investment Manager.

The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended May 31, 2002, the Fund
accrued total compensation to the Investment Manager amounting to   % of the
Fund's average daily net assets.

Shareholder Information


[GRAPHIC OMITTED]

PRICING FUND SHARES
-------------------
The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.

An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Short-term debt portfolio securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.


[GRAPHIC OMITTED]

HOW TO BUY SHARES
-----------------
You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.



(sidebar)
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Funds and would like to contact a Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds
(end sidebar)


When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your purchase order. You begin earning dividends on the next business day after the shares are purchased. We reserve the right to reject any order for the purchase of Fund shares.

(sidebar)
EASYINVEST(SM)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.
(end sidebar)




MINIMUM INVESTMENT AMOUNTS
---------------------------------------------------------
                                   MINIMUM INVESTMENT
                                -------------------------
INVESTMENT OPTIONS                INITIAL    ADDITIONAL
---------------------------------------------------------
Regular Accounts                  $10,000       $100
---------------------------------------------------------
EasyInvest(SM)
(Automatically from your
checking or savings account
or Money Market Fund)             $ 1,000*      $100*
---------------------------------------------------------


* Provided your schedule of investments totals $10,000 in twelve months.


There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.

Subsequent Investments Sent Directly to the Fund. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, and the investment amount. The letter must be signed by the account owner(s).

o Make out a check for the total amount payable to: Morgan Stanley Short-Term U.S. Treasury Trust.


o Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303.


PLAN OF DISTRIBUTION The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees of up to 0.35% for the sale and distribution of shares and/or services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in shares and may cost you more than paying other types of sales charges.


[GRAPHIC OMITTED]

HOW TO EXCHANGE SHARES
----------------------
Permissible Fund Exchanges. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of a No-Load Fund, Money Market Fund or North American Government Income Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another fund's shares with the proceeds.

See the inside back cover of this Prospectus for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation.

The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.


Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.


An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.


Telephone Exchanges. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

Exchanging Shares of Another Fund Subject to a Contingent Deferred Sales Charge ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.

Tax Considerations of Exchanges. If you exchange shares of the Fund for shares of another Morgan Stanley Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS.


[GRAPHIC OMITTED]

HOW TO SELL SHARES
------------------
You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


OPTIONS            PROCEDURES
----------------------------------------------------------------------------------------------------------------------
Contact Your       To sell your shares, simply call your Morgan Stanley Financial Advisor or other authorized
Financial Advisor  financial representative.
                   ---------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]  Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
----------------------------------------------------------------------------------------------------------------------
Check-writing      You may order a supply of blank checks by requesting them on the investment application or by
Option             contacting your Morgan Stanley Financial Advisor.
                   ---------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]  Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified on an investment application that all owners are required to sign checks. Only accounts in which no share certificates have been issued are eligible for the checkwriting privilege.
                   ---------------------------------------------------------------------------------------------------

OPTIONS            PROCEDURES
----------------------------------------------------------------------------------------------------------------------
Check-writing      Payment of check proceeds normally will be made on the next business day after we receive
Option, continued  your check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after Morgan
                   Stanley Trust receives the check used for investment. A check will not be honored in an amount exceeding the value of the account at the time the check is presented for payment.
---------------------------------------------------------------------------------------------------------------------
By Letter          You may also sell your shares by writing a "letter of instruction" that includes:
[GRAPHIC OMITTED]  o  your account number;
                   o  the name of the Fund;
                   o  the dollar amount or the number of shares you wish to sell; and
                   o  the signature of each owner as it appears on the account.
                   --------------------------------------------------------------------------------------------------
                   If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.)  A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                   --------------------------------------------------------------------------------------------------
                   Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                   --------------------------------------------------------------------------------------------------
                   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
---------------------------------------------------------------------------------------------------------------------
Systematic         If your investment in all of the Morgan Stanley Funds has a total market value of at least
Withdrawal Plan    $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a
[GRAPHIC OMITTED]  fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                   --------------------------------------------------------------------------------------------------
                   When you sell Fund shares through the Systematic Withdrawal Plan, the shares may be subject to a contingent deferred sales charge ("CDSC") if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Fund. The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. See the prospectus of the fund that charges the CDSC for more details.
                   --------------------------------------------------------------------------------------------------
                   To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
---------------------------------------------------------------------------------------------------------------------

OPTIONS            PROCEDURES
---------------------------------------------------------------------------------------------------------------------
By Telephone       To sell shares by telephone or wire, first complete a telephone redemption application
or Wire            designating a bank account. Redemptions for more than $1,000 will be wired to your bank
[GRAPHIC OMITTED]  account (your bank may charge a fee for this service). For redemptions for less than $1,000, a check will be mailed to your bank account. If you hold share certificates, you may not redeem
[GRAPHIC OMITTED]  those shares by this method. For more information or to request a telephone redemption application, call Morgan Stanley Trust at (800) 869-NEWS.
---------------------------------------------------------------------------------------------------------------------


Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $1,000 or in the case of an account opened through EasyInvest(SM), if after 12 months the shareholder has invested less than $10,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.


[GRAPHIC OMITTED]

DISTRIBUTIONS
-------------
The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns interest from fixed-income investments. Also, any zero coupon security investments under federal law accrue a portion of the discount at which the security was purchased as income even though the Fund receives no interest payments in cash. Interest is passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

(sidebar)
TARGETED DIVIDENDS(SM)
You may select to have your Fund distributions automatically invested in another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service.
(end sidebar)

Normally, income dividends are declared on each day the New York Stock Exchange is open for business and are distributed to shareholders monthly. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.


Distributions are reinvested automatically in additional shares of the Fund and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.



[GRAPHIC OMITTED]

TAX CONSEQUENCES
----------------
As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

 o   The Fund makes distributions; and

 o   You sell Fund shares, including an exchange to another Morgan Stanley
     Fund.

Taxes on Distributions.

--Federal Taxes. Your distributions are normally subject to federal income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any income dividend distributions and any short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

--State and Local Taxes. Your dividend distributions from net investment income are normally exempt from state and local income taxes. Any short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.


When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

Financial Highlights



The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by      , independent auditors, whose report,
along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                    FOR THE YEAR ENDED MAY 31
--------------------------------------------------------------------------------
                   2001          2000          1999         1998           1997
--------------------------------------------------------------------------------


Morgan Stanley Funds
--------------------------------------------------------------------------------

O    GLOBAL/INTERNATIONAL FUNDS

     Competitive Edge Fund - "Best Ideas" Portfolio
     European Growth Fund
     Fund of Funds - International Portfolio
     Global Dividend Growth Securities
     Global Utilities Fund
     International Fund
     International SmallCap Fund
     International Value Equity Fund
     Japan Fund
     Latin American Growth Fund
     Pacific Growth Fund


O    GROWTH FUNDS

     21st Century Trend Fund
     Aggressive Equity Fund
     All Star Growth Fund
     American Opportunities Fund
     Capital Growth Securities

     Capital Opportunities Trust

     Developing Growth Securities Trust
     Financial Services Trust
     Growth Fund
     Health Sciences Trust
     Information Fund
     KLD Social Index Fund
     Market Leader Trust

     Mid-Cap Value Fund

     Nasdaq-100 Index Fund
     Natural Resource Development Securities
     New Discoveries Fund
     Next Generation Trust

     Small-Mid Special Value Fund
     Special Growth Fund

     Special Value Fund
     Tax-Managed Growth Fund
     Technology Fund


O    GROWTH + INCOME FUNDS

     Balanced Growth Fund
     Balanced Income Fund
     Convertible Securities Trust
     Dividend Growth Securities
     Equity Fund
     Fund of Funds - Domestic Portfolio
     Income Builder Fund
     Real Estate Fund
     S&P 500 Index Fund
     S&P 500 Select Fund
     Strategist Fund
     Total Market Index Fund
     Total Return Trust
     Utilities Fund
     Value Fund
     Value-Added Market Series/Equity Portfolio


O    INCOME FUNDS

     Diversified Income Trust
     Federal Securities Trust
     High Yield Securities
     Intermediate Income Securities

     Limited Duration Fund (NL)

     Liquid Asset Fund (MM)

     North American Government
     Income Trust

     Short-Term U.S. Treasury Trust
     U.S. Government Money Market Trust (MM)
     U.S. Government Securities Trust


O    TAX-FREE INCOME FUNDS

     California Tax-Free Daily Income Trust (MM)
     California Tax-Free Income Fund
     Hawaii Municipal Trust (FSC)
     Limited Term Municipal Trust (NL)
     Multi-State Municipal Series Trust (FSC)
     New York Municipal Money Market Trust (MM)
     New York Tax-Free Income Fund
     Tax-Exempt Securities Trust
     Tax-Free Daily Income Trust (MM)


--------------------------------------------------------------------------------
There may be funds created after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

Additional information about the Fund's                    [MORGAN STANLEY LOGO]
investments is available in the Fund's
Annual and Semi-Annual Reports to
Shareholders. In the Fund's Annual
Report, you will find a discussion of
the market conditions and investment        [GRAPHIC OMITTED]
strategies that significantly affected
the Fund's performance during its last      Morgan Stanley Short-Term
fiscal year. The Fund's Statement of        U.S. Treasury Trust
Additional Information also provides
additional information about the Fund.
The Statement of Additional Information
is incorporated herein by reference
(legally is part of this Prospectus).       A mutual fund that seeks current
For a free copy of any of these             income, preservation of principal
documents, to request other information     and liquidity
about the Fund, or to make shareholder
inquiries, please call:

                                            Prospectus            July 30, 2002

          (800) 869-NEWS


You also may obtain information about
the Fund by calling your Morgan Stanley
Financial Advisor or by visiting our
Internet site at:

      www.morganstanley.com/funds

Information about the Fund (including
the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's
Public Reference Room in Washington, DC.
Information about the Reference Room's
operations may be obtained by calling
the SEC at (202) 942-8090. Reports and
other information about the Fund are
available on the EDGAR database on the
SEC's Internet site at (www.sec.gov),
and copies of this information may be
obtained, after paying a duplicating
fee, by electronic request at the
following E-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section of the SEC,
Washington, DC 20549-0102.

 TICKER SYMBOL:

 DWSHX

(THE FUND'S INVESTMENT COMPANY ACT FILE
NO. IS 811-6330)

STATEMENT OF ADDITIONAL INFORMATION     Morgan Stanley Short-Term
                                        U.S. Treasury Trust
July 30, 2002



--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus. The Prospectus (dated July 30, 2002) for Morgan Stanley Short-Term U.S. Treasury Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.




Morgan Stanley Short-Term U.S. Treasury Trust
c/o Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, NJ 07311

(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I.    Fund History ...................................................  4
II.   Description of the Fund and Its Investments and Risks ..........  4
         A. Classification ...........................................  4
         B. Investment Strategies and Risks ..........................  4
         C. Fund Policies/Investment Restrictions ....................  4
III.  Management of the Fund .........................................  5
         A. Board of Trustees ........................................  5
         B. Management Information ...................................  6
         C. Compensation ............................................. 10
IV.   Control Persons and Principal Holders of Securities ............ 12
V.    Investment Management and Other Services ....................... 12
         A. Investment Manager ....................................... 12
         B. Principal Underwriter .................................... 12
         C. Services Provided by the Investment Manager .............. 13
         D. Rule 12b-1 Plan .......................................... 13
         E. Other Service Providers .................................. 15
         F. Codes of Ethics .......................................... 15
VI.   Brokerage Allocation and Other Practices ....................... 16
         A. Brokerage Transactions ................................... 16
         B. Commissions .............................................. 16
         C. Brokerage Selection ...................................... 16
         D. Directed Brokerage ....................................... 17
         E. Regular Broker-Dealers ................................... 17
VII.  Capital Stock and Other Securities ............................. 17
VIII. Purchase, Redemption and Pricing of Shares ..................... 18
         A. Purchase/Redemption of Shares ............................ 18
         B. Offering Price ........................................... 18
IX.   Taxation of the Fund and Shareholders .......................... 19
X.    Underwriters ................................................... 21
XI.   Calculation of Performance Data ................................ 21
XII.  Financial Statements ........................................... 22

                       GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).



     "Custodian" - The Bank of New York.



     "Distributor" - Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.


     "Financial Advisors" - Morgan Stanley authorized financial services representatives.


     "Fund" - Morgan Stanley Short-Term U.S. Treasury Trust, a registered open-end investment company.


     "Independent Trustees" - Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


     "Investment Manager" - Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.


     "Morgan Stanley" - Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.


     "Morgan Stanley & Co." - Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.


     "Morgan Stanley DW" - Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.



     "Morgan Stanley Funds" - Registered investment companies for which the Investment Manager serves as the investment advisor and that hold themselves out to investors as related companies for investment and investor services.



     "Morgan Stanley Services" - Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.



     "Transfer Agent" - Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.



     "Trustees" - The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

     The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on June 4, 1991 with the name Dean Witter Short-Term U.S. Treasury Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley Short-Term U.S. Treasury Trust. Effective July , 2002, the Fund's name was changed to Morgan Stanley Limited Duration U.S. Treasury Trust.



II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------
A. CLASSIFICATION


     The Fund is an open-end, diversified management investment company whose investment objective is to seek current income, preservation of principal and liquidity.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," and "Additional Investment Strategy Information."

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FIRM COMMITMENTS. The Fund may purchase U.S. Treasury securities on a when-issued or delayed delivery basis or may purchase or sell U.S. Treasury securities on a firm commitment basis. For example, the Fund may wish to purchase U.S. Treasury notes and bonds sold at periodic U.S. Treasury auctions prior to their issuance ("when-issued"). When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or firm commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or firm commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will also establish a segregated account with its custodian bank in which it will continually maintain cash or cash equivalents or other portfolio (U.S. Treasury) securities equal in value to commitments to purchase securities on a when issued, delayed delivery or firm commitment basis.


C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     The Fund will:

      1. Seek current income, preservation of principal and liquidity.

   The Fund may not:

    1.Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities).

    2.Purchase common stock, preferred stock, warrants, other equity securities, corporate bonds, municipal bonds or industrial revenue bonds.


    3.Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. Borrowings in excess of 5% will be repaid before additional investments are made.

    4.Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets, but only to secure permitted borrowings or for temporary or emergency purposes.

    5. Sell securities short or purchase securities on margin.

    6. Write or purchase put or call options.

    7. Underwrite the securities of other issuers or purchase restricted securities.

    8.Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interest.

    9.Make loans to others except through the purchase of qualified debt obligations in accordance with the Funds investment objectives and policies.

   10.Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) borrowing money or (b) purchasing securities on a when-issued or delayed delivery basis or purchasing or selling securities on a forward commitment basis.

   11.Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or plan of reorganization.

     Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.


III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
A. BOARD OF TRUSTEES


     The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION



     TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.


     The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2001), and other directorships, if any, held by the Trustee, are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including, but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).






                              POSITION(S)   LENGTH OF
  NAME, AGE AND ADDRESS OF     HELD WITH      TIME
     INDEPENDENT TRUSTEE       REGISTRANT    SERVED*
---------------------------- ------------- ------------
Michael Bozic (61)           Trustee       Trustee
c/o Mayer, Brown, Rowe &                   since
Maw                                        April 1994
Counsel to the Independent
Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)           Trustee       Trustee
c/o Summit Ventures LLC                    since
1 Utah Center                              January
201 S. Main Street                         1993
Salt Lake City, UT

Wayne E. Hedien (68)         Trustee       Trustee
c/o Mayer, Brown, Rowe &                   since
Maw                                        September
Counsel to the Independent                 1997
Trustees
1675 Broadway
New York, NY



                                                                       NUMBER OF
                                                                     PORTFOLIOS IN
                                                                          FUND
                                                                        COMPLEX
  NAME, AGE AND ADDRESS OF        PRINCIPAL OCCUPATION(S) DURING        OVERSEEN       OTHER DIRECTORSHIPS HELD
     INDEPENDENT TRUSTEE                   PAST 5 YEARS                BY TRUSTEE             BY TRUSTEE
---------------------------- --------------------------------------- -------------- -----------------------------
Michael Bozic (61)           Retired; Director or Trustee of the     129            Director of Weirton Steel
c/o Mayer, Brown, Rowe &     Morgan Stanley Funds and the                           Corporation.
Maw                          TCW/DW Term Trusts; formerly Vice
Counsel to the Independent   Chairman of Kmart Corporation
Trustees                     (December 1998-October 2000),
1675 Broadway                Chairman and Chief Executive Officer
New York, NY                 of Levitz Furniture Corporation
                             (November 1995-November 1998)
                             and President and Chief Executive
                             Officer of Hills Department Stores
                             (May 1991-July 1995); formerly
                             variously Chairman, Chief Executive
                             Officer, President and Chief Operating
                             Officer (1987-1991) of the Sears
                             Merchandise Group of Sears,
                             Roebuck & Co.

Edwin J. Garn (69)           Director or Trustee of the Morgan       129            Director of Franklin Covey
c/o Summit Ventures LLC      Stanley Funds and the TCW/DW                           (time management
1 Utah Center                Term Trusts; formerly United States                    systems), BMW Bank of
201 S. Main Street           Senator (R-Utah)(1974-1992) and                        North America, Inc.
Salt Lake City, UT           Chairman, Senate Banking                               (industrial loan
                             Committee (1980-1986); formerly                        corporation), United Space
                             Mayor of Salt Lake City, Utah                          Alliance (joint venture
                             (1971-1974); formerly Astronaut,                       between Lockheed Martin
                             Space Shuttle Discovery (April 12-19,                  and the Boeing Company)
                             1985); Vice Chairman, Huntsman                         and Nuskin Asia Pacific
                             Corporation (chemical company);                        (multilevel marketing);
                             member of the Utah Regional                            member of the board of
                             Advisory Board of Pacific Corp.                        various civic and
                                                                                    charitable organizations.

Wayne E. Hedien (68)         Retired; Director or Trustee of the     129            Director of The PMI Group
c/o Mayer, Brown, Rowe &     Morgan Stanley Funds and the                           Inc. (private mortgage
Maw                          TCW/DW Term Trusts; formerly                           insurance); Trustee and
Counsel to the Independent   associated with the Allstate                           Vice Chairman of The
Trustees                     Companies (1966-1994), most                            Field Museum of Natural
1675 Broadway                recently as Chairman of The Allstate                   History; director of various
New York, NY                 Corporation (March 1993-December                       other business and
                             1994) and Chairman and Chief                           charitable organizations.
                             Executive Officer of its wholly-owned
                             subsidiary, Allstate Insurance
                             Company (July 1989-December
                             1994).



----------
* This is the date the Trustee began serving the Morgan Stanley funds.

                              POSITION(S) LENGTH OF
  NAME, AGE AND ADDRESS OF     HELD WITH       TIME
     INDEPENDENT TRUSTEE       REGISTRANT     SERVED*
---------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)   Trustee       Trustee
c/o Johnson Smick                          since
International, Inc.                        July 1991
1133 Connecticut Avenue,
N.W.
Washington, D.C.

Michael E. Nugent (66)       Trustee       Trustee
c/o Triumph Capital, L.P.                  since
237 Park Avenue                            July 1991
New York, NY

John L. Schroeder (71)       Trustee       Trustee
c/o Mayer, Brown, Rowe &                   since
Maw                                        April 1994
Counsel to the Independent
Trustees
1675 Broadway
New York, NY



                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                            FUND
                                                                           COMPLEX
  NAME, AGE AND ADDRESS OF         PRINCIPAL OCCUPATION(S) DURING         OVERSEEN     OTHER DIRECTORSHIPS HELD
     INDEPENDENT TRUSTEE                    PAST 5 YEARS                 BY TRUSTEE           BY TRUSTEE
---------------------------- ----------------------------------------- -------------- -------------------------
Dr. Manuel H. Johnson (53)   Chairman of the Audit Committee and       129            Director of NVR, Inc.
c/o Johnson Smick            Director or Trustee of the Morgan                        (home construction);
International, Inc.          Stanley Funds and the TCW/DW                             Chairman and Trustee of
1133 Connecticut Avenue,     Term Trusts; Senior Partner, Johnson                     the Financial Accounting
N.W.                         Smick International, Inc., a consulting                  Foundation (oversight
Washington, D.C.             firm; Co-Chairman and a founder of                       organization of the
                             the Group of Seven Council (G7C),                        Financial Accounting
                             an international economic                                Standards Board).
                             commission; formerly Vice Chairman
                             of the Board of Governors of the
                             Federal Reserve System and
                             Assistant Secretary of the U.S.
                             Treasury.

Michael E. Nugent (66)       Chairman of the Insurance Committee       207            Director of various
c/o Triumph Capital, L.P.    and Director or Trustee of the Morgan                    business organizations.
237 Park Avenue              Stanley Funds and the TCW/DW
New York, NY                 Term Trusts; director/trustee of
                             various investment companies
                             managed by Morgan Stanley
                             Investment Management Inc. and
                             Morgan Stanley Investments LP
                             (since July 2001); General Partner,
                             Triumph Capital, L.P., a private
                             investment partnership; formerly Vice
                             President, Bankers Trust Company
                             and BT Capital Corporation
                             (1984-1988).

John L. Schroeder (71)       Retired; Chairman of the Derivatives      129            Director of Citizens
c/o Mayer, Brown, Rowe &     Committee and Director or Trustee of                     Communications
Maw                          the Morgan Stanley Funds and the                         Company
Counsel to the Independent   TCW/DW Term Trusts; formerly                             (telecommunications
Trustees                     Executive Vice President and Chief                       company).
1675 Broadway                Investment Officer of the Home
New York, NY                 Insurance Company (August
                             1991-September 1995).



     The management Trustees and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each management Trustee and the other directorships, if any, held by the Trustee, are shown below.



                                POSITION(S)    LENGTH OF
   NAME, AGE AND ADDRESS OF      HELD WITH       TIME
      MANAGEMENT TRUSTEE         REGISTRANT     SERVED*
------------------------------ ------------- ------------
Charles A. Fiumefreddo (69)    Chairman,     Trustee
c/o Morgan Stanley Trust       Director or   since July
Harborside Financial Center,   Trustee       1991
Plaza Two,                     and Chief
Jersey City, NJ                Executive
                               Officer

James F. Higgins (54)          Trustee       Trustee
c/o Morgan Stanley Trust                     since June
Harborside Financial Center,                 2000
Plaza Two,
Jersey City, NJ



                                                                           NUMBER OF
                                                                         PORTFOLIOS IN
                                                                             FUND
                                                                            COMPLEX
   NAME, AGE AND ADDRESS OF         PRINCIPAL OCCUPATION(S) DURING         OVERSEEN     OTHER DIRECTORSHIPS HELD
      MANAGEMENT TRUSTEE                     PAST 5 YEARS                 BY TRUSTEE           BY TRUSTEE
------------------------------ ---------------------------------------- -------------- -------------------------
Charles A. Fiumefreddo (69)    Chairman, Director or Trustee and        129            None
c/o Morgan Stanley Trust       Chief Executive Officer of the Morgan
Harborside Financial Center,   Stanley Funds and the TCW/DW
Plaza Two,                     Term Trusts; formerly Chairman, Chief
Jersey City, NJ                Executive Officer and Director of the
                               Investment Manager, the Distributor
                               and Morgan Stanley Services,
                               Executive Vice President and Director
                               of Morgan Stanley DW, Chairman and
                               Director of the Transfer Agent and
                               Director and/or officer of various
                               Morgan Stanley subsidiaries (until
                               June 1998).

James F. Higgins (54)          Director or Trustee of the Morgan        129            None
c/o Morgan Stanley Trust       Stanley Funds and the TCW/DW
Harborside Financial Center,   Term Trusts (since June 2000);
Plaza Two,                     Senior Advisor of Morgan Stanley
Jersey City, NJ                (since August 2000); Director of the
                               Distributor and Dean Witter Realty
                               Inc.; previously President and Chief
                               Operating Officer of the Private Client
                               Group of Morgan Stanley (May
                               1999-August 2000), President and
                               Chief Operating Officer of Individual
                               Securities of Morgan Stanley
                               (February 1997-May 1999).



----------
* This is the date the Trustee began serving the Morgan Stanley funds.

                             POSITION(S)   LENGTH OF
 NAME, AGE AND ADDRESS OF    HELD WITH       TIME
    MANAGEMENT TRUSTEE       REGISTRANT     SERVED*
-------------------------- ------------- -------------
Philip J. Purcell (58)     Trustee       Trustee
1585 Broadway                            since April
New York, NY                             1994



                                                                    NUMBER OF
                                                                  PORTFOLIOS IN
                                                                       FUND
                                                                     COMPLEX
 NAME, AGE AND ADDRESS OF      PRINCIPAL OCCUPATION(S) DURING        OVERSEEN       OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE                  PAST 5 YEARS                BY TRUSTEE             BY TRUSTEE
-------------------------- -------------------------------------- -------------- ------------------------------
Philip J. Purcell (58)     Director or Trustee of the Morgan      129            Director of American
1585 Broadway              Stanley Funds and the TCW/DW                          Airlines, Inc. and its parent
New York, NY               Term Trusts; Chairman of the Board                    company, AMR
                           of Directors and Chief Executive                      Corporation.
                           Officer of Morgan Stanley and
                           Morgan Stanley DW; Director of the
                           Distributor; Chairman of the Board of
                           Directors and Chief Executive Officer
                           of Novus Credit Services Inc.;
                           Director and/or officer of various Morgan Stanley
                           subsidiaries.



----------
* This is the date the Trustee began serving the Morgan Stanley family of funds.






                                   POSITION(S)
   NAME, AGE AND ADDRESS OF        HELD WITH            LENGTH OF
       EXECUTIVE OFFICER           REGISTRANT          TIME SERVED
------------------------------ ----------------- -----------------------
Mitchell M. Merin (48)         President         President since May
1221 Avenue of the Americas                      1999
New York, NY

Barry Fink (47)                Vice President,   Vice President,
1221 Avenue of the Americas    Secretary and     Secretary and General
New York, NY                   General Counsel   Counsel since
                                                 February 1997

Thomas F. Caloia (56)          Treasurer         Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

W. David Armstrong (42)        Vice President    Since January 2001
One Tower Bridge
West Conshoshocken, PA

Paul F. O'Brien (45)           Vice President    Since January 2001
One Tower Bridge
West Conshohocken, PA



   NAME, AGE AND ADDRESS OF
       EXECUTIVE OFFICER                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ---------------------------------------------------------------
Mitchell M. Merin (48)         President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Investment Management (since December 1998); President,
New York, NY                   Director (since April 1997) and Chief Executive Officer (since
                               June 1998) of the Investment Manager and Morgan
                               Stanley Services; Chairman, Chief Executive
                               Officer and Director of the Distributor (since
                               June 1998); Chairman and Chief Executive Officer
                               (since June 1998) and Director (since January
                               1998) of the Transfer Agent; Director of various
                               Morgan Stanley subsidiaries; President of the
                               Morgan Stanley Funds and TCW/DW Term Trusts
                               (since May 1999); Trustee of various Van Kampen
                               investment companies (since December 1999);
                               previously Chief Strategic Officer of the
                               Investment Manager and Morgan Stanley Services
                               and Executive Vice President of the Distributor
                               (April 1997-June 1998), Vice President of the
                               Morgan Stanley Funds (May 1997-April 1999), and
                               Executive Vice President of Morgan Stanley.

Barry Fink (47)                General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    (since December 2000) of Morgan Stanley Investment
New York, NY                   Management; Managing Director (since December 2000),
                               and Secretary and General Counsel (since February
                               1997) and Director (since July 1998) of the
                               Investment Manager and Morgan Stanley Services;
                               Assistant Secretary of Morgan Stanley DW; Vice
                               President, Secretary and General Counsel of the
                               Morgan Stanley Funds and TCW/DW Term Trusts
                               (since February 1997); Vice President and
                               Secretary of the Distributor; previously, Senior
                               Vice President, Assistant Secretary and Assistant
                               General Counsel of the Investment Manager and
                               Morgan Stanley Services.

Thomas F. Caloia (56)          First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust       Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,   Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

W. David Armstrong (42)        Managing Director of the Investment Manager and Managing
One Tower Bridge               Director and member of the Interest Rate Research Team of
West Conshoshocken, PA         Morgan Stanley Investments LP, an affiliate of the
                               Investment Manager; previously Senior Vice
                               President of Lehman Brothers (April 1995-February
                               1998); Vice President of various Morgan Stanley
                               Funds.

Paul F. O'Brien (45)           Executive Director of the Investment Manager and Executive
One Tower Bridge               Director and member of the Interest Rate Research Team of
West Conshohocken, PA          Morgan Stanley Investments LP.; Vice President of various
                               Morgan Stanley Funds.

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee is shown below.






                                                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                           ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND    BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
     NAME OF TRUSTEE                (AS OF DECEMBER 31, 2001)                       (AS OF DECEMBER 31, 2001)
------------------------ ----------------------------------------------- -----------------------------------------------
Michael Bozic                                 none                                        over $100,000
Edwin J. Garn                                 none                                        over $100,000
Wayne E. Hedien                               none                                        over $100,000
Dr. Manuel H. Johnson                         none                                        over $100,000
Michael E. Nugent                             none                                        over $100,000
John L. Schroeder                      $50,001 - $100,000                                 over $100,000
Charles A. Fiumefreddo                   over $100,000                                    over $100,000
James F. Higgins                              none                                        over $100,000
Philip J. Purcell                             none                                        over $100,000



     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.


     Ronald E. Robison, Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director of the Transfer Agent, Joseph J. McAlinden, Managing Director and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and Jonathan R. Page and James F. Willison, Managing Directors of the Investment Manager, are Vice Presidents of the Fund.

     In addition, A. Thomas Smith III, Managing Director and General Counsel of the Investment Manager and Morgan Stanley Services, is a Vice President and Assistant Secretary fo the Fund, and Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, Executive Directors and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, Marilyn K. Cranney First Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services, and Natasha Kassian and George Silfen, Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, are Assistant Secretaries of the Fund.


     INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the funds' boards, such individuals may reject other attractive assignments because the funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Insurance Committee.

     The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board. The Audit Committee currently consists of Messrs. Johnson, Bozic, Hedien, Garn, Nugent and Schroeder. During the Fund's fiscal year ended May 31,
2002, the Audit Committee held             meetings.

     The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund. The Derivatives Committee currently consists of Messrs. Schroeder, Fiumefreddo and Johnson. During the Fund's fiscal
year ended May 31, 2002, the Derivatives Commitee held            meetings.

     Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. During the Fund's fiscal year ended May 31, 2002, the Insurance Committee held meetings.


     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY FUNDS. The independent directors/trustees and the funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/ trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as independent directors/trustees of all the funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of independent directors/ trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Funds.

     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.


C. COMPENSATION


     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting (except an Audit Committee meeting), or a meeting of the Independent Trustees and/or more than one Committee meeting (except an Audit Committee meeting), take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended May 31, 2002.

                                FUND COMPENSATION

                                    AGGREGATE
                                  COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------   --------------
Michael Bozic .................       $
Edwin J. Garn .................       $
Wayne E. Hedien ...............       $
Dr. Manuel H. Johnson .........       $
Michael E. Nugent .............       $
John L. Schroeder .............       $



     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 2001 for services to the 97 Morgan Stanley Funds (consisting of 129 portfolios) that were in operation at December 31, 2001. None of the Fund's Independent Trustees received compensation from any other funds in the Fund Complex, except for Mr. Nugent who received compensation for service as Director/Trustee to 16 other registered funds (consisting of 78 portfolios) in the Fund Complex.

                  CASH COMPENSATION FROM MORGAN STANLEY FUNDS


                                     TOTAL CASH
                                    COMPENSATION
                                   FOR SERVICES TO
                                      97 MORGAN
                                    STANLEY FUNDS
                                      AND OTHER
                                    FUNDS IN THE
NAME OF INDEPENDENT TRUSTEE         FUND COMPLEX
-------------------------------   ----------------
Michael Bozic .................       $150,150
Edwin J. Garn .................        150,150
Wayne E. Hedien ...............        150,100
Dr. Manuel H. Johnson .........        219,900
Michael E. Nugent .............        228,362
John L. Schroeder .............        196,650

     As of the date of this Statement of Additional Information, 52 of the Morgan Stanley Funds, including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the board) as an independent director/trustee of any Morgan Stanley Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

----------

(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

     The following table illustrates the retirement benefits accrued to the Fund's independent directors/ trustees by the Fund for the fiscal year ended May 31, 2002 and by the 52 Morgan Stanley Funds (including the Fund) for the calendar year ended December 31, 2001, and the estimated retirement benefits for the independent directors/trustees, to commence upon their retirement, from the Fund as of the fiscal year ended May 31, 2002 and from the 52 Morgan Stanley Funds as of the calendar year ended December 31, 2001. For the calendar year ended December 31, 2001, no retirement benefits accrued to the Independent Trustees from any other funds in the Fund Complex.



         RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY FUNDS


                                        FOR ALL ADOPTING FUNDS
                                   --------------------------------                              ESTIMATED ANNUAL
                                      ESTIMATED                        RETIREMENT BENEFITS           BENEFITS
                                       CREDITED                        ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                                        YEARS           ESTIMATED     ---------------------   ---------------------
                                    OF SERVICE AT     PERCENTAGE OF                BY ALL      FROM     FROM ALL
                                      RETIREMENT        ELIGIBLE       BY THE     ADOPTING      THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE(2)       (MAXIMUM 10)     COMPENSATION      FUND        FUNDS      FUND      FUNDS
--------------------------------    -------------     ------------      ----        -----      ----      -----
Michael Bozic ..................          10              60.44%      $           $21,395     $        $48,443
Edwin J. Garn ..................          10              60.44                    33,443               49,121
Wayne E. Hedien ................           9              51.37                    44,952               41,437
Dr. Manuel H. Johnson ..........          10              60.44                    22,022               72,014
Michael E. Nugent ..............          10              60.44                    38,472               64,157
John L. Schroeder ..............           8              50.37                    68,342               50,640



----------

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1).

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

     [As of June 30, 2002, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of the Fund. The percentage ownership of shares of the Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.]


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------
A. INVESTMENT MANAGER



     The Investment Manager to the Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.35% to the net assets of the Fund determined as of the close of each business day.


     For the fiscal years ended May 31, 2000, 2001 and 2002, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $1,006,144, $971,978 and $ , respectively.


     The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for the Fund.

     In approving the Management Agreement, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Investment Manager, the performance, fees and expenses of the Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Fund. The Independent Trustees met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment, that approval of the Management Agreement was in the best interests of the Fund and its shareholders.



B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

     The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses include, but are not limited to: fees pursuant to the Fund's 12b-1 Plan; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

     The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. RULE 12b-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

     The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Morgan Stanley's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

     The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Investment Management Agreement, as well as from borrowed funds.

     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to and expenses of Morgan Stanley DW's Financial Advisors and other Selected Broker-Dealers' account executives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.35 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expenses will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors and other authorized financial representatives, may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


     The Fund accrued a total of $           which amounts to a rate of    %,
pursuant to the Plan of Distribution, for the fiscal year ended May 31, 2002.
It is estimated that the amounts paid by the Fund for distribution were for expenses which relate to compensation of sales personnel and associated overhead expenses.


     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


     On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential in order to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.


E. OTHER SERVICE PROVIDERS

     (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


     Morgan Stanley Trust is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.


     (2) CUSTODIAN AND INDEPENDENT AUDITORS

     The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

     (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Manager and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


F. CODES OF ETHICS

     The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------
A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Board of Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


     During the fiscal years ended May 31, 2000, 2001 and 2002, the Fund paid no such brokerage commissions or concessions.



B. COMMISSIONS


     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. The Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.

     During the fiscal years ended May 31, 2000, 2001 and 2002, the Fund did not effect any principal transactions with Morgan Stanley DW.


     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


     During the fiscal years ended May 31, 2000, 2001 and 2002, the Fund paid no brokerage commissions to an affiliated broker or dealer.



C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

     The Investment Manager and certain of its affiliates currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.



D. DIRECTED BROKERAGE


     During the fiscal year ended May 31, 2002, the Fund did not pay any brokerage commissions to brokers because of research services provided.



E. REGULAR BROKER-DEALERS


     During the fiscal year ended May 31, 2002, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At May 31, 2002, the Fund did not own any securities issued by any of such issuers.



VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------
     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     All of the Trustees, except for James F. Higgins, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------
A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

B. OFFERING PRICE

     The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

     The net asset value per share of the Fund is determined by taking the value of all the assets of the Fund, subtracting all liabilities, dividing by the number of shares outstanding and adjusting the result to nearest cent. The net asset value per share is determined by the Investment Manager as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

     In the calculation of the Fund's net asset value: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price; and (2) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (valuation of securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors).

     Short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase are valued at amortized cost, unless the Board determines such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Board of Trustees.

     OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.


IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------
     The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount, timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax- exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


     INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.


     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.

     Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such income as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS-Federal Taxes. Shareholders normally will have to pay federal income taxes on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.


     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available to non-corporate shareholders to the extent the distributions of long-term capital gains are derived from securities which the Fund purchased after December 31, 2000, and held for more than five years.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short-term capital gains.

     State and Local Taxes. Because all States presently allow the pass-through of federal obligation interest derived from specific federal obligations, it is anticipated that substantially all of the interest income generated by the Fund and paid out to shareholders as net investment income will be exempt from the taxation of most state and local jurisdictions. Furthermore, any capital gains realized by the Fund will not be exempt from state and local taxes. It should be noted that although the Fund intends to invest only in securities the pass-through income from which is believed exempt from state and local income taxes, it is possible that a state or local taxing authority may seek to tax an investor on a portion of the interest income of a particular government obligation held by the Fund.


     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income and the portion taxable as long-term capital gains.


     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from the Fund will have the effect of reducing the net asset value of the shareholder's stock in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing shares of the Fund immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. A special lower tax rate of 18% on long-term capital gains is available for non-corporate shareholders who purchased shares after December 31, 2000, and held such shares for more than five years. This special lower tax rate of 18% for five-year property does not apply to non-corporate shareholders holding Fund shares which were purchased on or prior to December 31, 2000, unless such shareholders make an election to treat the Fund shares as being sold and reacquired on January 1, 2001. A shareholder making such election may realize capital gains. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of shares in the Fund for shares of another fund, including shares of other Morgan Stanley Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

     If a shareholder realized a loss on the redemption or exchange of shares in the Fund and reinvests in shares of the Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.



X. UNDERWRITERS
--------------------------------------------------------------------------------
     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."



XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------
     From time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature.


     Yield is calculated for any 30-day period as follows: the amount of interest income for each security in the Fund's portfolio is determined as described below; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the maximum offering price per share on the last day of the period (reduced by any undeclared earned income per share that is expected to be declared shortly after the end of the period) multiplied by the average number of Fund shares outstanding during the period that were entitled to dividends. This amount is added to one and raised to the sixth power. One is then subtracted from the result and the difference is multiplied by two to arrive at the annualized yield. Based on this calculation, the Fund's annualized yield for
the 30-day period ended May 31, 2002 was     %.

     The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting one from the result. Based on this calculation, the average annual total returns of the Fund for the one, five
and ten year periods ended May 31, 2002 were    %,     % and    %, respectively.

     In addition, the Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting one from the result. The Fund's total
returns for the one, five and ten year periods ended May 31, 2002 were    %,
     % and      %, respectively.

     The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding one to the Fund's aggregate total return to date and multiplying by $10,000, $50,000 or $100,000, respectively. Investments of $10,000, $50,000 and $100,000 in the Fund since
inception would have grown to $          , $           and $            ,
respectively, at May 31, 2002.

     The after-tax returns of the Fund may also be advertised or otherwise reported. This is generally calculated in a manner similar to the computation of average annual total returns discussed above, except that the calculation also reflects the effect of taxes on returns. Based on these calculations, the average annual total returns (after taxes on distributions) for the Fund for the
one year, five year and ten year periods ended May 31, 2002 were    %,    % and
    %, respectively, and the average annual total returns (after taxes on distributions and redemptions) for the one year, five year and ten year periods
ended May 31, 2002 were   %,   % and   %, respectively.


     The Fund from time to time may also advertise its performance relative to certain performance rankings and indices compiled by recognized organizations.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EXPERTS. The financial statements of the Fund for the fiscal year ended May 31, 2002 included in this Statement of Additional Information and incorporated by reference in the Prospectus are included herein in reliance on the report of
          , independent auditors, given on the authority of said firm as experts in auditing and accounting.



                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

                  MORGAN STANLEY SHORT-TERM U.S. TREASURY TRUST

                            PART C OTHER INFORMATION

Item 23. Exhibits
--------------------------------------------------------------------------------

1(a).             Declaration of Trust of the Registrant, dated June 3, 1991, is incorporated by reference to Exhibit
                  1 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29,
                  1998.

1 (b).            Amendment dated June 22, 1998 to the Declaration of Trust of the Registrant is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A,
                  filed on July 29, 1998.

1(c).             Amendment dated June 18, 2001 to the Declaration of Trust of the Registrant is incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 11 to the Registration Statement on Form
                  N-1A, filed on July 26, 2001.

2.                Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A,
                  filed on June 30, 1999.

3.                Not Applicable.

4.                Amended Investment Management Agreement is incorporated by reference to Exhibit 5 of Post-Effective
                  Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29, 1998.

5 (a).            Amended Distribution Agreement is incorporated by reference to Exhibit 6 of Post-Effective Amendment
                  No. 7 to the Registration Statement on Form N-1A, filed on July 31, 1997.

5(b).             Amended Selected Dealer Agreement between the Registrant and Morgan Stanley Distributors Inc. is
                  incorporated by reference to Exhibit 6 of Post-Effective No. 4 to the Registration Statement on Form
                  N-1A, filed on July 28, 1994.

5(c).             Omnibus Selected Dealer Agreement between Morgan Stanley Distributors Inc. and National Financial
                  Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 5 (c) of
                  Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 30, 1999.

6.                Amended and Restated Retirement Plan, dated May 8, 1997,is incorporated by reference to Exhibit 6 of
                  Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 30, 1999.

7(a).             Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to
                  Exhibit 8(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on
                  July 23, 1996.

7(b).             Amendment dated April 17, 1996 to the Custody Agreement is incorporated by reference to Exhibit 8(b)
                  of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on July 23, 1996.

7(c).             Amendment dated June 15, 2001 to the Custody Agreement is incorporated by reference to Exhibit 7 (c)
                  of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on July 26,
                  2001.

                                       1

7(d).             Foreign Custody Manager Agreement, dated June 15, 2001, between the Bank of New York and the Registrant is incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 11 to the Registration
                  Statement on Form N-1A, filed on July 26, 2001.

8 (a).            Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley
                  Dean Witter Trust FSB, dated September 1, 2000, is incorporated by reference to Exhibit 8(a) of
                  Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on July 26, 2001.

8 (b).            Amended Services Agreement is incorporated by reference to Exhibit 9 of Post-Effective Amendment No.
                  8 to the Registration Statement on Form N-1A, filed on July 29, 1998.

9 (a).            Opinion of Sheldon Curtis, Esq., dated July 25, 1991, is incorporated by reference to Exhibit 9(a)
                  of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 30, 1999.

9 (b).            Opinion of Gaston & Snow, Massachusetts Counsel, dated July 25, 1991, is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 30, 1999.

10.               Consent of Independent Auditors, filed herein.

11.               Not Applicable.

12.               Not Applicable.

13.               Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to
                  Exhibit 15 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on
                  July 31, 1997.

14.               Not Applicable.

16(a).            Code of Ethics of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc., as
                  well as other Morgan Stanley affiliated entities is incorporated by reference to Exhibit 16(a) of
                  Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on July 26, 2001.

16(b).            Code of Ethics of the Morgan Stanley Funds is incorporated by reference to Exhibit 16(b) of
                  Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on July 26, 2001.

Other             Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective
                  Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29, 1998 and of
                  Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 28, 1994.
                  The Power of Attorney of James F. Higgins is incorporated by reference to Exhibit Other of
                  Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on July 28, 2000.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
             -----------------------------------------------------------

             None

ITEM 25.     INDEMNIFICATION.
             ---------------

             Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

             Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR
         ----------------------------------------------------

             See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co.

         THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:
         ---------------------------------------

MORGAN STANLEY FUNDS
MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City,
  New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")

MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED  ("MORGAN STANLEY & CO.
  INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA  19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL  60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.


NAME AND POSITION WITH                      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS          INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------          ----------------------------------------------------------
Mitchell M. Merin                           President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer          Investment Management; Chairman, Chief Executive
and Director                                Officer and Director of Morgan Stanley Distributors and Morgan
                                            Stanley Trust; President, Chief Executive Officer and Director
                                            of Morgan Stanley Services; President of the Morgan Stanley
                                            Funds; Executive Vice President and Director of Morgan Stanley
                                            DW; Director of Morgan Stanley Investment Management Inc.;
                                            Member of the Executive Committee of Morgan Stanley Investments
                                            LP; Director of various Morgan Stanley subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                                  Managing Director and General Counsel of Morgan Stanley Investment
Managing Director,                          Management; Managing Director, Secretary, General Counsel and
Secretary and Director                      Director of Morgan Stanley Services; Vice President and Secretary of
                                            Morgan Stanley Distributors; Vice President, Secretary and General
                                            Counsel of the Morgan Stanley Funds.

A. Thomas Smith III                         Managing Director and General Counsel of Morgan Stanley Services;
Managing Director and                       Vice President and Assistant Secretary of the Morgan Stanley
General Counsel                             Funds.

Joseph J. McAlinden                         Chief Investment Officer and Managing Director of Morgan Stanley
Managing Director and                       Investment Management Inc.; Chief Investment Officer and Managing
Chief Investment Officer                    Director of Morgan Stanley Investments LP; Director of Morgan
                                            Stanley Trust.

                                       4

NAME AND POSITION WITH                      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS          INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------          ----------------------------------------------------------
Barton M. Biggs                             Chairman, Senior Advisor, Managing Director and Director of Morgan
Managing Director                           Stanley Investment Management Inc. and Managing Director of Morgan
And Senior Advisor                          Stanley Investments LP.

Thomas L. Bennett                           Managing Director and Director of Morgan Stanley Investment Management
Managing Director                           Inc.; Director of the Universal Institutional Funds; Managing Director
                                            and Executive Committee member of Morgan Stanley Investments LP;
                                            Chairman of Morgan Stanley Institutional Fund Trust; Director of
                                            Morgan Stanley Distribution, Inc.

Ronald E. Robison                           Managing Director, Chief Administrative Officer and and Director of
Managing Director,                          Morgan Stanley Services and Chief Executive Officer and Director of
Chief Administrative Officer and            Morgan Stanley Trust.
Director

Dominic P. Caldecott                        Managing Director of Morgan Stanley Investment Management Inc., Morgan
Managing Director                           Stanley Investments LP and Morgan Stanley Dean Witter Investment
                                            Management Ltd.; Vice President and Investment Manager of Morgan Stanley
                                            & Co. International.

Rajesh K. Gupta                             Managing Director and Chief Administrative Officer-Investments of Morgan
Managing Director and                       Stanley Investment Management Inc. and Morgan Stanley Investments LP.
Chief Administrative Officer-
Investments

John B. Kemp, III                           President of Morgan Stanley Distributors.
Executive Director


ITEM 27.    PRINCIPAL UNDERWRITERS
            ----------------------

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Tax-Free Trust
(6)      Morgan Stanley 21st Century Trend Fund
(7)      Morgan Stanley Aggressive Equity Fund
(8)      Morgan Stanley All Star Growth Fund
(9)      Morgan Stanley American Opportunities Fund
(10)     Morgan Stanley Balanced Growth Fund
(11)     Morgan Stanley Balanced Income Fund
(12)     Morgan Stanley California Tax-Free Daily Income Trust
(13)     Morgan Stanley California Tax-Free Income Fund
(14)     Morgan Stanley Capital Growth Securities
(15)     Morgan Stanley Capital Opportunities Trust
(16)     Morgan Stanley Competitive Edge Fund, "Best Ideas Portfolio"

(17)     Morgan Stanley Convertible Securities Trust
(18)     Morgan Stanley Developing Growth Securities Trust
(19)     Morgan Stanley Diversified Income Trust
(20)     Morgan Stanley Dividend Growth Securities Inc.
(21)     Morgan Stanley Equity Fund
(22)     Morgan Stanley European Growth Fund Inc.
(23)     Morgan Stanley Federal Securities Trust
(24)     Morgan Stanley Financial Services Trust
(25)     Morgan Stanley Fund of Funds
(26)     Morgan Stanley Global Dividend Growth Securities
(27)     Morgan Stanley Global Utilities Fund
(28)     Morgan Stanley Growth Fund
(29)     Morgan Stanley Hawaii Municipal Trust
(30)     Morgan Stanley Health Sciences Trust
(31)     Morgan Stanley High Yield Securities Inc.
(32)     Morgan Stanley Income Builder Fund
(33)     Morgan Stanley Information Fund
(34)     Morgan Stanley Intermediate Income Securities
(35)     Morgan Stanley International Fund
(36)     Morgan Stanley International SmallCap Fund
(37)     Morgan Stanley International Value Equity Fund
(38)     Morgan Stanley Japan Fund
(39)     Morgan Stanley KLD Social Index Fund
(40)     Morgan Stanley Latin American Growth Fund
(41)     Morgan Stanley Limited Duration Fund
(42)     Morgan Stanley Limited Term Municipal Trust
(43)     Morgan Stanley Liquid Asset Fund Inc.
(44)     Morgan Stanley Market Leader Trust
(45)     Morgan Stanley Mid-Cap Value Fund
(46)     Morgan Stanley Multi-State Municipal Series Trust
(47)     Morgan Stanley Nasdaq-100 Index Fund
(48)     Morgan Stanley Natural Resource Development Securities Inc.
(49)     Morgan Stanley New Discoveries Fund
(50)     Morgan Stanley New York Municipal Money Market Trust
(51)     Morgan Stanley New York Tax-Free Income Fund
(52)     Morgan Stanley Next Generation Trust
(53)     Morgan Stanley North American Government Income Trust
(54)     Morgan Stanley Pacific Growth Fund Inc.
(55)     Morgan Stanley Prime Income Trust
(56)     Morgan Stanley Real Estate Fund
(57)     Morgan Stanley S&P 500 Index Fund
(58)     Morgan Stanley S&P 500 Select Fund
(59)     Morgan Stanley Short-Term U.S. Treasury Trust
(60)     Morgan Stanley Small-Mid Special Value Fund
(61)     Morgan Stanley Special Growth Fund
(62)     Morgan Stanley Special Value Fund
(63)     Morgan Stanley Strategist Fund
(64)     Morgan Stanley Tax-Exempt Securities Trust
(65)     Morgan Stanley Tax-Free Daily Income Trust
(66)     Morgan Stanley Tax-Managed Growth Fund
(67)     Morgan Stanley Technology Fund
(68)     Morgan Stanley Total Market Index Fund

(69)     Morgan Stanley Total Return Trust
(70)     Morgan Stanley U.S. Government Money Market Trust
(71)     Morgan Stanley U.S. Government Securities Trust
(72)     Morgan Stanley Utilities Fund
(73)     Morgan Stanley Value-Added Market Series
(74)     Morgan Stanley Value Fund
(75)     Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                   POSITIONS AND OFFICE WITH MORGAN STANLEY DISTRIBUTORS
----                   ------------------------------------------------------
James F. Higgins       Director

Philip J. Purcell      Director

John Schaeffer         Director

Charles Vadala         Senior Vice President and Financial Principal.

ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS
                --------------------------------

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

ITEM 29.        MANAGEMENT SERVICES
                -------------------

         Registrant is not a party to any such management-related service contract.

ITEM 30.        UNDERTAKINGS
                ------------

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post -Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of May, 2002.

                                            MORGAN STANLEY SHORT-TERM
                                            U.S. TREASURY TRUST


                                            By: /s/Barry Fink
                                                ---------------------
                                                   Barry Fink
                                                   Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                                           TITLE                                         DATE
         ----------                                           -----                                         ----
(1) Principal Executive Officer                      Chief Executive Officer,
                                                     Trustee and Chairman

By:  /s/Charles A. Fiumefreddo                                                                             5/29/02
     -------------------------
        Charles A. Fiumefreddo


(2) Principal Financial Officer                      Treasurer and Principal
                                                     Accounting Officer

By:  /s/Thomas F. Caloia                                                                                   5/29/02
    ------------------------
          Thomas F. Caloia


(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

 By:  /s/Barry Fink                                                                                        5/29/02
      ----------------------
         Barry Fink
         Attorney-in-Fact

Michael Bozic    Manuel H. Johnson
Edwin J. Garn    Michael E. Nugent
Wayne E. Hedien  John L. Schroeder


 By:  /s/David M. Butowsky                                                                                 5/29/02
      -----------------------
         David M. Butowsky
         Attorney-in-Fact

                  MORGAN STANLEY SHORT-TERM U.S. TREASURY TRUST

                                  EXHIBIT INDEX


10.   Consent of Independent Auditors.